SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) DIFFERED FROM LOSS BEFORE INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Income tax benefit computed at federal statutory rate					$ (4,261)	$ (2,507)
Permanent differences					109	1,622
State tax expenses					(502)	(181)
Prior year adjustment to state NOL					(275)
Change in valuation allowance					4,929	1,066
Total income tax expense (benefit)